Income Taxes - Schedule of Income Tax Expense Differences (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
(Loss) income before income taxes
Domestic	$ (14,139)	$ 43,098	$ 113,971
Foreign	(49,334)	(5,138)	(9,813)
(Loss) income before income taxes	(63,473)	37,960	104,158
Combined tax rate	25.00%	26.13%	27.89%
Expected income tax (recovery) expense	(15,868)	9,919	29,050
Adjustments
Non-deductible, non-taxable items	2,138	3,880	2,886
Impairment of goodwill	8,543
Variation in foreign tax rates	275	1,232	830
Deferred income tax rate differences	305	391	464
Change in valuation allowance	1,296	(1,119)	3,107
Other	(24)	1,913	3,260
Income tax (recovery) expense	(8,978)	6,916	35,312
Current Year [Member]
Adjustments
Investment tax credits	(5,471)	(5,542)	(4,285)
Prior Years [Member]
Adjustments
Investment tax credits	$ (172)	$ (3,758)